Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
In order to assess, identify and manage material risks from cybersecurity threats, the Company maintains a cybersecurity roadmap, which includes processes for information technology, or IT, operations, technologies, business continuity and governance. The cybersecurity roadmap is based on an assessment performed by a third-party consultant.
To assess and manage material cybersecurity risks, the Company has established a dedicated steering committee, chaired by the Chief Financial Officer. The steering committee is responsible for:
•defining the cybersecurity priorities,
•endorsing the cybersecurity roadmap and overseeing its execution,
•monitoring the ongoing implementation of our risk management strategy for IT infrastructure, systems, vendors, and regulatory compliance,
•tracking cybersecurity incidents, and
•preparing and overseeing mitigation plans implementation.
Employees at each level of the organization receive regular training sessions about cybersecurity risks. Moreover, the company relies on external specialists and vendors for technical matters for which the Company has limited skills or infrastructure. All external subcontractors and IT systems that manage sensitive processes or data are selected taking into account cybersecurity and data protection considerations, in particular by checking the certifications held by service providers or suppliers and performing, when appropriate, qualification and follow-up audits.
At Innate Pharma, cybersecurity risks are integrated within our overall risk management framework. Each year, the Vice President, Compliance & Operations gathers input from various stakeholders at the Company and identifies the risks facing our business and regularly presents the identified material risks, including cybersecurity risks to the Audit Committee. This reporting covers various matters, including the cybersecurity risks identified and proposed mitigation or preventative measures. Our risk assessment is performed regularly and is subject to change in case of any significant change or event during the year. In case of a significant cybersecurity incident, the cybersecurity steering committee would assess the incident severity, propose the appointment of an appropriate crisis unit and submit an action plan for the Executive Board’s endorsement. If the incident is considered as critical to the Company’s cybersecurity, the incident will be escalated to the Audit Committee and to the Supervisory Board.
As of the filing of this Form 20-F, the Company is not aware of any cyber-attacks that have occurred since the beginning of 2024 that have materially affected, or are reasonably likely to materially affect the Company, including its business strategy, results of operations or financial condition. Although we have put in place the cybersecurity processes described above, we remain exposed to cybersecurity attacks and incidents and misuse or manipulation of any of our IT systems, which could have a material adverse effect on our business strategy, results of operations or financial condition. See “Risk Factors – Risks Related to Innate Pharma's Organization and Operations” in Item 3.D. of this Annual Report.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
At Innate Pharma, cybersecurity risks are integrated within our overall risk management framework. Each year, the Vice President, Compliance & Operations gathers input from various stakeholders at the Company and identifies the risks facing our business and regularly presents the identified material risks, including cybersecurity risks to the Audit Committee. This reporting covers various matters, including the cybersecurity risks identified and proposed mitigation or preventative measures. Our risk assessment is performed regularly and is subject to change in case of any significant change or event during the year. In case of a significant cybersecurity incident, the cybersecurity steering committee would assess the incident severity, propose the appointment of an appropriate crisis unit and submit an action plan for the Executive Board’s endorsement. If the incident is considered as critical to the Company’s cybersecurity, the incident will be escalated to the Audit Committee and to the Supervisory Board.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
To assess and manage material cybersecurity risks, the Company has established a dedicated steering committee, chaired by the Chief Financial Officer. The steering committee is responsible for:
•defining the cybersecurity priorities,
•endorsing the cybersecurity roadmap and overseeing its execution,
•monitoring the ongoing implementation of our risk management strategy for IT infrastructure, systems, vendors, and regulatory compliance,
•tracking cybersecurity incidents, and
•preparing and overseeing mitigation plans implementation.
Employees at each level of the organization receive regular training sessions about cybersecurity risks. Moreover, the company relies on external specialists and vendors for technical matters for which the Company has limited skills or infrastructure. All external subcontractors and IT systems that manage sensitive processes or data are selected taking into account cybersecurity and data protection considerations, in particular by checking the certifications held by service providers or suppliers and performing, when appropriate, qualification and follow-up audits.
At Innate Pharma, cybersecurity risks are integrated within our overall risk management framework. Each year, the Vice President, Compliance & Operations gathers input from various stakeholders at the Company and identifies the risks facing our business and regularly presents the identified material risks, including cybersecurity risks to the Audit Committee. This reporting covers various matters, including the cybersecurity risks identified and proposed mitigation or preventative measures. Our risk assessment is performed regularly and is subject to change in case of any significant change or event during the year. In case of a significant cybersecurity incident, the cybersecurity steering committee would assess the incident severity, propose the appointment of an appropriate crisis unit and submit an action plan for the Executive Board’s endorsement. If the incident is considered as critical to the Company’s cybersecurity, the incident will be escalated to the Audit Committee and to the Supervisory Board.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
To assess and manage material cybersecurity risks, the Company has established a dedicated steering committee, chaired by the Chief Financial Officer. The steering committee is responsible for:
•defining the cybersecurity priorities,
•endorsing the cybersecurity roadmap and overseeing its execution,
•monitoring the ongoing implementation of our risk management strategy for IT infrastructure, systems, vendors, and regulatory compliance,
•tracking cybersecurity incidents, and
•preparing and overseeing mitigation plans implementation.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
At Innate Pharma, cybersecurity risks are integrated within our overall risk management framework. Each year, the Vice President, Compliance & Operations gathers input from various stakeholders at the Company and identifies the risks facing our business and regularly presents the identified material risks, including cybersecurity risks to the Audit Committee. This reporting covers various matters, including the cybersecurity risks identified and proposed mitigation or preventative measures. Our risk assessment is performed regularly and is subject to change in case of any significant change or event during the year. In case of a significant cybersecurity incident, the cybersecurity steering committee would assess the incident severity, propose the appointment of an appropriate crisis unit and submit an action plan for the Executive Board’s endorsement. If the incident is considered as critical to the Company’s cybersecurity, the incident will be escalated to the Audit Committee and to the Supervisory Board.

Cybersecurity Risk Role of Management [Text Block]
To assess and manage material cybersecurity risks, the Company has established a dedicated steering committee, chaired by the Chief Financial Officer. The steering committee is responsible for:
•defining the cybersecurity priorities,
•endorsing the cybersecurity roadmap and overseeing its execution,
•monitoring the ongoing implementation of our risk management strategy for IT infrastructure, systems, vendors, and regulatory compliance,
•tracking cybersecurity incidents, and
•preparing and overseeing mitigation plans implementation.
At Innate Pharma, cybersecurity risks are integrated within our overall risk management framework. Each year, the Vice President, Compliance & Operations gathers input from various stakeholders at the Company and identifies the risks facing our business and regularly presents the identified material risks, including cybersecurity risks to the Audit Committee. This reporting covers various matters, including the cybersecurity risks identified and proposed mitigation or preventative measures. Our risk assessment is performed regularly and is subject to change in case of any significant change or event during the year. In case of a significant cybersecurity incident, the cybersecurity steering committee would assess the incident severity, propose the appointment of an appropriate crisis unit and submit an action plan for the Executive Board’s endorsement. If the incident is considered as critical to the Company’s cybersecurity, the incident will be escalated to the Audit Committee and to the Supervisory Board.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
To assess and manage material cybersecurity risks, the Company has established a dedicated steering committee, chaired by the Chief Financial Officer. The steering committee is responsible for:
•defining the cybersecurity priorities,
•endorsing the cybersecurity roadmap and overseeing its execution,
•monitoring the ongoing implementation of our risk management strategy for IT infrastructure, systems, vendors, and regulatory compliance,
•tracking cybersecurity incidents, and
•preparing and overseeing mitigation plans implementation.
At Innate Pharma, cybersecurity risks are integrated within our overall risk management framework. Each year, the Vice President, Compliance & Operations gathers input from various stakeholders at the Company and identifies the risks facing our business and regularly presents the identified material risks, including cybersecurity risks to the Audit Committee. This reporting covers various matters, including the cybersecurity risks identified and proposed mitigation or preventative measures. Our risk assessment is performed regularly and is subject to change in case of any significant change or event during the year. In case of a significant cybersecurity incident, the cybersecurity steering committee would assess the incident severity, propose the appointment of an appropriate crisis unit and submit an action plan for the Executive Board’s endorsement. If the incident is considered as critical to the Company’s cybersecurity, the incident will be escalated to the Audit Committee and to the Supervisory Board.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	To assess and manage material cybersecurity risks, the Company has established a dedicated steering committee, chaired by the Chief Financial Officer.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
At Innate Pharma, cybersecurity risks are integrated within our overall risk management framework. Each year, the Vice President, Compliance & Operations gathers input from various stakeholders at the Company and identifies the risks facing our business and regularly presents the identified material risks, including cybersecurity risks to the Audit Committee. This reporting covers various matters, including the cybersecurity risks identified and proposed mitigation or preventative measures. Our risk assessment is performed regularly and is subject to change in case of any significant change or event during the year. In case of a significant cybersecurity incident, the cybersecurity steering committee would assess the incident severity, propose the appointment of an appropriate crisis unit and submit an action plan for the Executive Board’s endorsement. If the incident is considered as critical to the Company’s cybersecurity, the incident will be escalated to the Audit Committee and to the Supervisory Board.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true